Voya Short Duration Bond Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya Short Duration Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 314
Expense Example, No Redemption, 3 Years	450
Expense Example, No Redemption, 5 Years	598
Expense Example, No Redemption, 10 Years	1,028
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,669
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	117
Expense Example, No Redemption, 5 Years	206
Expense Example, No Redemption, 10 Years	466
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	31
Expense Example, No Redemption, 3 Years	97
Expense Example, No Redemption, 5 Years	169
Expense Example, No Redemption, 10 Years	381
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493